Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Bank Borrowings [Abstract]
Schedule of bank borrowings
	Year Ended December 31,
	2019	2020	2021
Beginning balance	$66,267	$11,922	$12,184
Proceeds from bank borrowings	17,735	17,308	38,926
Repayments of principal	(71,674)	(17,815)	(37,568)
Exchange difference	(406)	769	(241)
Ending balance	$11,922	$12,184	$13,301

Schedule of aggregate carrying amount of the assets pledged by the group
	December 31, 2020	December 31, 2021
Buildings	$22,732	$31,361
Machinery and equipment	19,297	7,376
Land use rights	2,789	4,470
Total	$44,818	$43,207